Reportable segments - Segments by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Non-current assets at December 31, 2025
Investment accounted for under the equity method	631,199	585,794	86,417
Intangible assets other than goodwill	2,553,052	167,968	155,874
Goodwill	958	948	958
Property, plant and equipment, net	4,839,490	4,433,645	3,609,937
Right-of-use assets	70,336	84,070	73,193
Other non-current assets	314,348	364,166	373,700
Non-current assets	8,409,383	5,636,591	4,300,079
Chile
Disclosure of operating segments [line items]
Revenue	161,510	171,551	169,681
Non-current assets at December 31, 2025
Investment accounted for under the equity method	0	0	0
Intangible assets other than goodwill	2,457,677	73,762	67,671
Goodwill	0	0	0
Property, plant and equipment, net	3,786,247	3,465,971	2,888,778
Right-of-use assets	34,516	46,122	32,359
Other non-current assets	65,831	68,777	60,363
Non-current assets	6,344,271	3,654,632	3,049,171
Latin America and the Caribbean
Disclosure of operating segments [line items]
Revenue	188,227	240,629	210,299
Non-current assets at December 31, 2025
Investment accounted for under the equity method	0	0	22,490
Intangible assets other than goodwill	374	450	360
Goodwill	86	86	86
Property, plant and equipment, net	6,389	6,651	776
Right-of-use assets	1,799	1,806	19
Other non-current assets	0	29	18
Non-current assets	8,648	9,022	23,749
Europe
Disclosure of operating segments [line items]
Revenue	655,019	681,607	828,112
Non-current assets at December 31, 2025
Investment accounted for under the equity method	35,027	13,912	42,726
Intangible assets other than goodwill	8,838	6,466	6,440
Goodwill	148	138	148
Property, plant and equipment, net	12,196	10,598	14,485
Right-of-use assets	2,753	3,234	3,716
Other non-current assets	0	0	0
Non-current assets	58,962	34,348	67,515
North America
Disclosure of operating segments [line items]
Revenue	689,366	689,794	783,611
Non-current assets at December 31, 2025
Investment accounted for under the equity method	19,611	17,470	17,657
Intangible assets other than goodwill	7	547	876
Goodwill	724	724	724
Property, plant and equipment, net	10,012	8,277	6,322
Right-of-use assets	8,521	6,112	8,619
Other non-current assets	5,659	5,413	5,099
Non-current assets	44,534	38,543	39,297
Asia and others
Disclosure of operating segments [line items]
Revenue	2,882,102	2,745,180	5,475,787
Non-current assets at December 31, 2025
Investment accounted for under the equity method	576,561	554,412	3,544
Intangible assets other than goodwill	86,156	86,743	80,527
Goodwill	0	0	0
Property, plant and equipment, net	1,024,646	942,148	699,576
Right-of-use assets	22,747	26,796	28,480
Other non-current assets	242,858	289,947	308,220
Non-current assets	$ 1,952,968	$ 1,900,046	$ 1,120,347